Intangible Assets (Details) - Licenses - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Licenses
Balance, beginning of period	$ 1,834	$ 1,443
Acquisitions	53	346
Transferred to Assets held for sale	(8)
Exchanges - Licenses received	25	43
Exchanges - Licenses surrendered	(18)
Other		2
Balance, end of period	$ 1,886	$ 1,834